Leases - Finance lease expenses (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Leases
Finance lease asset amortization	$ 85,986	$ 0	$ 89,526	$ 0
Finance lease interest	$ 19,175		$ 19,734